Income taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
17.	Income taxes:

The components of loss before income taxes consist of the following:

	2016	2015

Canadian	$(13,602)	$(11,574)
Foreign	(5,865)	(12,899)

Loss before income taxes	$(19,467)	$(24,473)

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2015 – 26.0%) statutory tax rate, is:

	December 31,	December 31,
	2016	2015

Loss before income taxes	$(19,467)	$(24,473)
Statutory tax rate	26.0%	26.0%

Income tax recovery at Canadian statutory income tax rates	$(5,061)	$(6,363)
Change in valuation allowance	4,197	4,290
Permanent differences	343	447
Tax rate differences	450	291
Foreign exchange and other differences	223	1,324
Income tax expense (recovery)	$152	$(11)

Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2016	2015

Deferred tax assets:
Tax loss carryforwards	$80,963	$76,694
Research and development deductions and investment tax credits	27,709	29,116
Tax values of depreciable assets in excess of accounting values	3,230	2,773
Share issue costs and other	1,413	544

Total deferred tax assets	113,315	109,127
Valuation allowance	(112,855)	(108,658)

Net deferred tax assets	$460	$469

At December 31, 2016, the Company has investment tax credits of $16,512 (2015 - $17,577) available to reduce deferred income taxes otherwise payable.

The Company also has total loss carryforwards of $327,455 (2015 - $313,062) available to offset future taxable income: in Canada, in the amount of $188,444 (2015 - $173,698); in Switzerland, in the amount of $93,314 (2015 - $93,205); in the United States, in the amount of $44,933 (2015 - $45,289); and in the United Kingdom, in the amount of $764 (2015 - $870).

The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2017	$975	$-
2018	145	-
2019	501	3,384
2020	481	34,506
2021	528	6,478
Thereafter until 2035	13,882	283,087

	$16,512	$327,455

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties. The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2016, a provision of nil (2015 - nil) has been made in the financial statements for estimated tax liabilities. Tax years ranging from 2004 to 2016 remain subject to examination in the various countries we operate in.